BASIS OF PRESENTATION	12 Months Ended
Jul. 31, 2026
Basis of presentation [Abstract]
BASIS OF PRESENTATION [Text Block]

2. BASIS OF PRESENTATION

Statement of Compliance

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards ("IFRS") issued by the International Accounting Standards Board ("IASB") and interpretations of the International Financial Reporting Interpretations Committee ("IFRIC").

Basis of Measurement

The consolidated financial statements have been prepared on the historical cost basis, except for cash and cash equivalents which are reflected at fair value as set out in the accounting policies below. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information. The consolidated financial statements include the financial statements of the Company, its wholly owned subsidiary Elk Creek Rare Earths Corp.  Subsidiaries consist of entities over which the Company is exposed to, or has rights to, variable returns as well as the ability to affect those returns through the power to direct the relevant activities of the entity. Subsidiaries are fully consolidated from the date control is transferred to the Company and are de-consolidated from the date control ceases. The consolidated financial statements include all the assets, liabilities, revenues, expenses and cash flows of the Company and its subsidiaries after eliminating inter-entity balances and transactions.